American Century Government Income Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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CAPITAL PRESERVATION FUND * GINNIE MAE FUND * GOVERNMENT AGENCY MONEY MARKET FUND
GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND

Supplement dated October 4, 2007 * Statement of Additional Information dated August 1, 2007

THE OTHER ACCOUNTS MANAGED SECTION FOR GOVERNMENT BOND ON PAGE 40 OF THE SAI IS
REPLACED WITH THE FOLLOWING:

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Government Bond
--------------------------------------------------------------------------------
Robert V.           Number of Other      16                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,942,816,265    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Alejandro           Number of Other      10                1                 0
H. Aguilar          Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,790,417,665    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian               Number of Other      8                 1                 0
Howell              Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $2,939,742,738    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Dan                 Number of Other      10                1                 0
Shiffman            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,790,417,665    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(1)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,280,357,132    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth Plunkett(1)    Number of Other      15                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $5,241,735,933    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

THE OTHER ACCOUNTS MANAGED SECTIONS FOR INFLATION-ADJUSTED BOND AND SHORT-TERM
GOVERNMENT ON PAGE 41 OF THE SAI ARE REPLACED WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Inflation-Adjusted Bond
--------------------------------------------------------------------------------
Robert V.           Number of Other      16                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,349,415,593    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth                Number of Other      6                 0                 0
Plunkett            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $1,550,046,991    N/A               N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian Howell(1)     Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $3,793,233,017    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(1)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $3,793,233,017    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Short-Term Government
--------------------------------------------------------------------------------
Robert V.           Number of Other      16                2                 0
Gahagan             Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $6,518,153,973    $1,449,023,336    N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Alejandro           Number of Other      10                1                 0
H. Aguilar          Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,365,755,373    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Brian               Number of Other      8                 1                 0
Howell              Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $2,515,080,446    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Dan                 Number of Other      10                1                 0
Shiffman            Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,365,755,373    $52,637,802       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Jim Platz(2)        Number of Other      11                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $3,947,079,291   $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
Seth Plunkett(2)    Number of Other      15                1                 0
                    Accounts Managed
                    ------------------------------------------------------------
                    Assets in Other      $4,908,458,091    $51,961,193       N/A
                    Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUNDS ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

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THE OWNERSHIP OF SECURITIES SECTION ON PAGE 43 OF THE SAI IS REPLACED WITH THE
FOLLOWING:

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of March 31, 2007, the funds' most recent fiscal year end.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Capital Preservation
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Lynn Paschen                        B
--------------------------------------------------------------------------------
Ginnie Mae
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar                B
--------------------------------------------------------------------------------
  Dan Shiffman                        B
--------------------------------------------------------------------------------
Government Agency Money Market
  Steven M. Permut(1)                 A
--------------------------------------------------------------------------------
  Denise Latchford                    D
--------------------------------------------------------------------------------
Government Bond
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
  Robert V. Gahagan                   D
--------------------------------------------------------------------------------
  Seth B. Plunkett                    C
--------------------------------------------------------------------------------
  Brian Howell(1)(3)                  A
--------------------------------------------------------------------------------
  Jim Platz(3)                        C
--------------------------------------------------------------------------------
Short-Term Government
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  Jim Platz(2)                        C
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(3)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUNDS ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

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American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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